Accrued liabilities and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accrued Liabilities And Other Payables [Line Items]
Accrued administrative expenses	$ 1,058	$ 1,757
Accrued operating expense	1,946	1,195
Current tax payable	1,375	1,324
Refund liabilities (note 5)	1,834	0
Advance for refundable value added tax (note 10)	429	0
Other accrued liabilities	801	2,863
Other payables	15	5,903
Total accrued liabilities and other payables	$ 7,458	$ 13,042